INCOME TAXES (Schedule of Income Tax Expenses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Current Tax Expenses (Benefit)	$ (1,894,736)	$ 20,647,400	$ 13,056,624
Deferred Tax Expenses (Benefit)	12,148,323	(19,933,128)	(219,489)
Total	$ 10,253,587	$ 714,272	$ 12,837,135